August 27, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)

1933 Act Registration No. 2-80543

1940 Act Registration No. 811-03605

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s U.S. Government Portfolio–Service Shares and Premier Shares, U.S. Government Select Portfolio–Service Shares and Premier Shares and Municipal Portfolio–Service Shares and Premier Shares dated August 12, 2014, filed pursuant to Rule 497 on August 12, 2014 (accession number 0001193125-14-306403).

Questions and comments concerning the filing may be directed to the undersigned at (312) 444-3535.

Very truly yours,

/s/ Marcia Y. Lucas
Marcia Y. Lucas

Enclosures